CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net income (loss)	$ 3,022	$ 19,016
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,265	16
Equity in losses (earnings) of joint ventures	8,575	(9,359)
Changes in accrued interest income on advances to joint ventures and demand note	(303)	706
Amortization of deferred debt issuance cost and fair value of debt assumed	1,043	1,296
Amortization in revenue for above market contract	1,196	0
Changes in accrued interest expense	(221)	(105)
Net currency exchange losses (gains)	(27)	529
Unrealized loss (gain) on derivative instruments	(662)	(113)
Deferred tax expense	811	0
Issuance of units for Board of Directors' fees	189	0
Other adjustments	64	(135)
Changes in working capital:
Restricted cash	559	12,012
Trade receivables	(27)	0
Inventory	33	0
Prepaid expenses and other receivables	9	2,011
Trade payables	(877)	287
Amounts due to owners and affiliates	(1,174)	(3,729)
Value added and withholding tax liability	2,446	(570)
Accrued liabilities and other payables	(485)	(3,135)
Net cash provided by (used in) operating activities	19,436	18,727
INVESTING ACTIVITIES
Expenditure for vessel, newbuildings and other equipment	(537)	(757)
Receipts from repayment of principal on advances to joint ventures	3,970	3,043
Receipts from repayment of principal on direct financing lease	1,561	1,425
Net cash provided by (used in) investing activities	4,994	3,711
FINANCING ACTIVITIES
Repayment of long-term debt	(16,105)	(9,531)
Customer loan for funding of value added liability on import	(2,869)	0
Cash distributions to unitholders	(21,934)	(17,761)
Proceeds from indemnifications received from Hoegh LNG	1,257	3,682
(Increase) decrease in restricted cash	359	68
Net cash provided by (used in) financing activities	(39,292)	(23,542)
Increase (decrease) in cash and cash equivalents	(14,862)	(1,104)
Cash and cash equivalents, beginning of period	32,868	30,477
Cash and cash equivalents, end of period	$ 18,006	$ 29,373